EMPLOYEE BENEFIT PLANS - Retirement Pension Premium Plan (Details) - Colombia - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of employee benefit plans
Discount rate Value	5.50%	5.70%
Retirement Pension Premium Plan | Increase Level
Disclosure of employee benefit plans
Discount rate Value	6.25%
Effect on DBO Increase	$ 7,477
Retirement Pension Premium Plan | Decrease Level
Disclosure of employee benefit plans
Discount rate Value	5.25%
Effect on DBO Decrease	$ (6,841)
Discount rate | Retirement Pension Premium Plan
Disclosure of employee benefit plans
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Discount rate | Retirement Pension Premium Plan | Increase Level
Disclosure of employee benefit plans
Discount rate Value	6.00%
Effect on DBO Increase	$ (6,971)
Discount rate | Retirement Pension Premium Plan | Decrease Level
Disclosure of employee benefit plans
Discount rate Value	5.00%
Effect on DBO Decrease	$ 7,496
Salary Level | Retirement Pension Premium Plan
Disclosure of employee benefit plans
Percentage of Increase	0.50%
Percentage of Decrease	0.50%